Trade and Other Receivables	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES
10	TRADE AND OTHER RECEIVABLES

	2019	2018
	USD	USD

Trade receivables	1,507,660	1,877,887
Prepayments and other receivables	783,483	245,190
Due from related parties (note 20)	57,550	-

	2,348,693	2,123,077

At 31 December 2019, all trade receivables were neither past due nor impaired.

Receivables are due within 14 days of invoicing.

Unimpaired trade receivables are expected to be fully recoverable. It is not the practice of the Group to obtain collateral over receivables and the vast majority is, therefore, unsecured.

Furthermore, included in non-current assets in statement of financial position is an amount of USD 21,664,764 million. This amount relates to advances paid to a contractor (Audex) for future services in relation to phase 2.